Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Loss for the year	$ (24,859,918)	$ (30,402,721)	$ (15,852,289)
Adjusted for:
Amortization	555,000	463,332	122,269
Depreciation	5,839,006	5,708,210	4,031,375
Interest expense	4,761,443	2,806,286	1,822,442
Interest income	(14,689)	(20,990)	(163,302)
Share-based compensation	879,439	591,384	690,230
Transaction costs			385,674
Non-cash transactions		(51,440)	268,215
Earn-out consideration		10,319,429
Forgiveness of loan payable (note 10(a))	(3,128,596)
Change in non-cash operating working capital:
Accounts receivable	(289,327)	(616,975)	(2,959,426)
Prepaid expenses and other	(425,751)	762,069	129,992
Accounts payable and accrued liabilities	246,831	2,511,960	2,952,451
Provisions		(18,792)	18,792
Other payables	97,296
Cash provided by (used in) operating activities	(16,339,266)	(7,948,248)	(8,553,577)
Financing activities:
Net proceeds on issuance of common shares (note 14)	35,107,872	9,943,886	20,604,207
Net proceeds on issuance of special warrants			355,660
Net proceeds on exercise of stock options	28,750		54,166
Interest paid	(4,435,021)	(2,750,988)	(1,816,464)
Broker warrants exercised	23,059
Bank loans advanced (note 10(a))		18,080,760	89,096
Finance costs incurred (note 10(a))	(29,493)	(1,411,364)
Bank loans repaid (note 10(a))	(174,536)	(84,634)	(118,727)
Principal repayment of lease liabilities	(5,600,683)	(4,630,828)	(3,503,293)
Net non-controlling interest loans advanced (repaid)	8,077	7,463	(11,496)
Distribution to non-controlling interest	(508,000)	(143,500)	(562,650)
Cash provided by (used in) financing activities	24,420,025	19,010,795	15,090,499
Investing activities:
Acquisitions, net of cash acquired	(6,585,931)		(7,298,086)
Decrease (increase) in restricted cash	(200,000)	224,402	(1,274,402)
Deferred and contingent consideration paid	(8,273,630)	(224,402)
Purchase of property, plant and equipment	(31,539)		(836,131)
Interest received	14,689	20,990	163,302
Acquisition of subsidiary non-controlling interest	(208,411)
Non-controlling interest subsidiary investment	147,000
Cash provided by (used in) investing activities	(15,137,822)	20,990	(9,245,317)
Increase (decrease) in cash	(7,057,063)	11,083,537	(2,708,395)
Cash, beginning of year	17,756,742	6,673,205	9,381,600
Cash, end of year	$ 10,699,679	$ 17,756,742	$ 6,673,205